Note 4 - Stockholders' Equity - Summary of Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Outstanding (in shares)	1,126	2,498
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)	$ 22.20	$ 60
Granted (in shares)		2,252
Granted, Weighted Average Grant Date Fair Value (in dollars per share)		$ 22.20
Vested (in shares)		(3,624)
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 22.20	$ 48.20
Outstanding (in shares)		1,126
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)		$ 22.20